Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 6.9%
4,397		Activision Blizzard, Inc.	$362,181	0.3
65,054		AT&T, Inc.	1,783,781	1.4
38,682		Comcast Corp. – Class A	2,347,224	1.9
6,087		Electronic Arts, Inc.	883,893	0.7
15,023		Interpublic Group of Cos., Inc.	559,306	0.5
12,028		New York Times Co.	610,782	0.5
36,589		Verizon Communications, Inc.	2,012,395	1.6
			8,559,562	6.9

		Consumer Discretionary: 5.2%
782		Domino’s Pizza, Inc.	404,208	0.3
5,370		Garmin Ltd.	936,689	0.7
15,677		H&R Block, Inc.	402,115	0.3
5,101		Hasbro, Inc.	501,479	0.4
6,469		McDonald’s Corp.	1,536,129	1.2
15,037		Service Corp. International	943,722	0.8
4,339		Target Corp.	1,071,646	0.9
5,654		Yum! Brands, Inc.	740,844	0.6
			6,536,832	5.2

		Consumer Staples: 7.8%
11,690		Altria Group, Inc.	587,189	0.5
10,334		Colgate-Palmolive Co.	805,535	0.7
28,138		Flowers Foods, Inc.	678,970	0.5
15,102		General Mills, Inc.	873,046	0.7
3,874		Hershey Co.	688,410	0.6
1,870		Kimberly-Clark Corp.	257,705	0.2
18,618		Mondelez International, Inc.	1,155,619	0.9
5,843		PepsiCo, Inc.	913,787	0.7
13,415		Philip Morris International, Inc.	1,381,745	1.1
16,271		Procter & Gamble Co.	2,316,828	1.9
			9,658,834	7.8

		Energy: 3.7%
46,147		Antero Midstream Corp.	443,473	0.4
9,870		Chevron Corp.	955,120	0.8
5,622		ConocoPhillips	312,190	0.2
1,281	(1)	DT Midstream, Inc.	59,528	0.0
47,949		Kinder Morgan, Inc.	780,130	0.6
8,649		Marathon Petroleum Corp.	512,626	0.4
3,971		Oneok, Inc.	208,557	0.2
2,511		Phillips 66	178,507	0.1
7,951		Targa Resources Corp.	349,208	0.3
33,684		Williams Cos., Inc.	831,658	0.7
			4,630,997	3.7

		Financials: 19.3%
6,462		Allstate Corp.	874,179	0.7
3,481		Ally Financial, Inc.	184,145	0.2
2,404		Ameriprise Financial, Inc.	656,076	0.5
3,149		Aon PLC	903,322	0.7
6,120		Arthur J. Gallagher & Co.	878,954	0.7
3,050		Assurant, Inc.	518,836	0.4
6,576		Bank of America Corp.	274,548	0.2
14,219		Bank OZK	603,312	0.5
1,700		Blackrock, Inc.	1,603,593	1.3
6,714		Blackstone, Inc.	844,151	0.7
6,956		Citigroup, Inc.	500,206	0.4
8,559		Commerce Bancshares, Inc.	605,292	0.5
1,438		Erie Indemnity Co.	254,655	0.2
16,082		Fifth Third Bancorp	624,947	0.5
3,029		First American Financial Corp.	213,635	0.2
4,336		Hanover Insurance Group, Inc.	612,720	0.5
7,599		Intercontinental Exchange, Inc.	908,308	0.7
13,617		JPMorgan Chase & Co.	2,178,039	1.8
2,696		Lazard Ltd.	127,790	0.1
7,365		Marsh & McLennan Cos., Inc.	1,157,778	0.9
3,534		Mercury General Corp.	211,015	0.2
2,102		Moody’s Corp.	800,379	0.6
1,526		MSCI, Inc. - Class A	968,369	0.8
4,820		Nasdaq, Inc.	943,660	0.8
11,940		Old Republic International Corp.	310,440	0.3
10,185		Progressive Corp.	981,223	0.8
26,806		Regions Financial Corp.	547,647	0.4
2,010		S&P Global, Inc.	892,078	0.7
3,540		Synchrony Financial	176,115	0.1
4,533		T. Rowe Price Group, Inc.	1,014,803	0.8
5,663		Tradeweb Markets, Inc.	492,738	0.4
3,920		UMB Financial Corp.	358,994	0.3
19,326		US Bancorp	1,109,119	0.9
10,599		Washington Federal, Inc.	352,947	0.3
2,599		Wells Fargo & Co.	118,774	0.1
775		Willis Towers Watson PLC	171,058	0.1
			23,973,845	19.3

		Health Care: 18.8%
10,785		Abbott Laboratories	1,362,900	1.1
5,793		AbbVie, Inc.	699,679	0.6
4,613		Agilent Technologies, Inc.	809,443	0.7
3,298		Amgen, Inc.	743,798	0.6
774		Anthem, Inc.	290,351	0.2
10,994		Baxter International, Inc.	837,963	0.7
4,398		Becton Dickinson & Co.	1,106,977	0.9
23,089		Bristol-Myers Squibb Co.	1,543,731	1.2
9,607		Cerner Corp.	733,494	0.6
452		Chemed Corp.	215,468	0.2
3,706		Eli Lilly & Co.	957,223	0.8
17,105		Gilead Sciences, Inc.	1,244,902	1.0
6,211		Hill-Rom Holdings, Inc.	904,197	0.7
369		Humana, Inc.	149,600	0.1
19,597		Johnson & Johnson	3,392,829	2.7
2,158		McKesson Corp.	440,534	0.4
11,625		Medtronic PLC	1,551,705	1.2
23,522		Merck & Co., Inc.	1,794,493	1.4
49,799		Pfizer, Inc.	2,294,240	1.8
900		Thermo Fisher Scientific, Inc.	499,455	0.4
2,604		UnitedHealth Group, Inc.	1,083,967	0.9

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,645	Zoetis, Inc.	$745,621	0.6
		23,402,570	18.8

	Industrials: 12.0%
6,258	3M Co.	1,218,683	1.0
1,053	Ametek, Inc.	143,176	0.1
9,823	AO Smith Corp.	714,329	0.6
7,431	Booz Allen Hamilton Holding Corp.	608,673	0.5
17,598	CSX Corp.	572,463	0.5
2,140	Cummins, Inc.	504,997	0.4
476	Deere & Co.	179,942	0.1
1,253	Emerson Electric Co.	132,192	0.1
2,553	Expeditors International Washington, Inc.	318,206	0.3
3,337	Fastenal Co.	186,372	0.1
3,106	Illinois Tool Works, Inc.	723,263	0.6
14,448	Johnson Controls International plc	1,080,710	0.9
393	Kansas City Southern	110,303	0.1
8,865	Knight-Swift Transportation Holdings, Inc.	460,360	0.4
3,025	L3Harris Technologies, Inc.	704,855	0.6
1,910	Leidos Holdings, Inc.	187,390	0.2
1,899	Lockheed Martin Corp.	683,260	0.5
927	Old Dominion Freight Line	267,643	0.2
7,090	Republic Services, Inc.	880,082	0.7
639	Rockwell Automation, Inc.	207,963	0.2
1,879	Roper Technologies, Inc.	908,083	0.7
1,152	Union Pacific Corp.	249,800	0.2
3,491	United Parcel Service, Inc. - Class B	682,944	0.5
3,771	Verisk Analytics, Inc.	760,837	0.6
5,829	Waste Connections, Inc.	753,165	0.6
6,549	Waste Management, Inc.	1,015,815	0.8
13,474	Werner Enterprises, Inc.	635,434	0.5
		14,890,940	12.0

	Information Technology: 10.5%
2,965	Accenture PLC	997,900	0.8
8,387	Amdocs Ltd.	646,051	0.5
3,531	Automatic Data Processing, Inc.	738,120	0.6
37,092	Cisco Systems, Inc.	2,189,170	1.8
12,451	Cognizant Technology Solutions Corp.	950,136	0.8
6,924	Dolby Laboratories, Inc.	686,238	0.6
12,181	Genpact Ltd.	631,950	0.5
15,367	HP, Inc.	457,015	0.4
8,312	International Business Machines Corp.	1,166,506	0.9
1,344	Intuit, Inc.	760,852	0.6
23,504	McAfee Corp.	624,266	0.5
2,586	Microsoft Corp.	780,662	0.6
1,284	Motorola Solutions, Inc.	313,578	0.3
10,109	NortonLifeLock, Inc.	268,495	0.2
7,378	Oracle Corp.	657,601	0.5
5,569	Paychex, Inc.	637,483	0.5
6,801	SS&C Technologies Holdings, Inc.	514,564	0.4
		13,020,587	10.5

	Materials: 3.4%
2,762	Air Products & Chemicals, Inc.	744,387	0.6
4,220	Aptargroup, Inc.	568,856	0.4
6,916	International Paper Co.	415,582	0.3
617	NewMarket Corp.	215,783	0.2
5,868	Packaging Corp. of America	890,176	0.7
1,454	PPG Industries, Inc.	231,986	0.2
1,053	Royal Gold, Inc.	117,231	0.1
4,029	RPM International, Inc.	331,546	0.3
2,543	Sherwin-Williams Co.	772,233	0.6
		4,287,780	3.4

	Real Estate: 5.9%
2,332	American Tower Corp.	681,340	0.5
9,329	Apartment Income REIT Corp.	474,100	0.4
11,060	Corporate Office Properties Trust SBI MD	311,671	0.3
3,799	Crown Castle International Corp.	739,627	0.6
6,148	Duke Realty Corp.	322,832	0.3
904	EastGroup Properties, Inc.	162,955	0.1
916	Equinix, Inc.	772,600	0.6
1,871	Equity Lifestyle Properties, Inc.	159,166	0.1
15,410	Gaming and Leisure Properties, Inc.	759,713	0.6
15,283	Invitation Homes, Inc.	629,354	0.5
6,499	Life Storage, Inc.	808,736	0.7
930	Mid-America Apartment Communities, Inc.	178,904	0.1
12,941	National Storage Affiliates Trust	740,872	0.6
1,719	SBA Communications Corp.	617,069	0.5
		7,358,939	5.9

	Utilities: 5.9%
7,452	Ameren Corp.	653,689	0.5
2,149	American Water Works Co., Inc.	391,655	0.3
13,471	Dominion Energy, Inc.	1,048,583	0.8
2,561	DTE Energy Co.	308,191	0.3
11,989	Duke Energy Corp.	1,254,769	1.0
5,754	Entergy Corp.	636,450	0.5
11,959	Evergy, Inc.	818,593	0.7
7,699	National Fuel Gas Co.	398,885	0.3
13,852	Public Service Enterprise Group, Inc.	885,697	0.7
2,230	Southern Co.	146,578	0.1
8,731	WEC Energy Group, Inc.	824,905	0.7
		7,367,995	5.9

	Total Common Stock
	(Cost $102,831,434)	123,688,881	99.4

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.5%
4,015	iShares Russell 1000 Value ETF	$654,806	0.5

	Total Exchange-Traded Funds
	(Cost $641,656)	654,806	0.5

	Total Investments in Securities (Cost $103,473,090)	$124,343,687	99.9
	Assets in Excess of Other Liabilities	97,627	0.1
	Net Assets	$124,441,314	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$123,688,881	$–	$–	$123,688,881
Exchange-Traded Funds	654,806	–	–	654,806
Total Investments, at fair value	$124,343,687	$–	$–	$124,343,687

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $103,830,894.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$21,620,087
Gross Unrealized Depreciation	(1,107,294)
Net Unrealized Appreciation	$20,512,793